Note 4 - Stockholders' Equity, Stock Options and Warrants (Details Textual)														1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		190 Months Ended	199 Months Ended
	Oct. 26, 2018 USD ($) $ / shares shares	Jul. 11, 2018 $ / shares shares	Jul. 10, 2018 $ / shares shares	Jun. 28, 2018 shares	Mar. 12, 2018 $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Jan. 15, 2018 $ / shares shares	Jan. 11, 2018 USD ($) shares	Feb. 22, 2017 USD ($)	Jan. 19, 2017 $ / shares shares	Oct. 04, 2016 $ / shares shares	Jul. 01, 2016 $ / shares shares	Aug. 31, 2015 USD ($) $ / shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Jan. 02, 2018 $ / shares shares	Dec. 28, 2017 $ / shares shares	Apr. 19, 2017 $ / shares	Jan. 29, 2017 shares	Oct. 27, 2016 shares	Sep. 30, 2016 $ / shares	Sep. 15, 2016 shares	Sep. 14, 2016 shares
Stock Issued During Period, Shares, New Issues											400,000
Share Price | $ / shares																												$ 4.125
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares
Proceeds from Issuance or Sale of Equity, Total | $													$ 13,800,000			$ 3,405,052
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01			$ 0.01					$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Shares Issued, Price Per Share | $ / shares		$ 1.17	$ 1.18										$ 9
Stock Issued During Period, Shares, Issued for Services			250,000
Stock Issued During Period, Share, Issued in Escrow		750,000
Common Stock, Shares Authorized															50,000,000	50,000,000		50,000,000	50,000,000	50,000,000	50,000,000			50,000,000		24,000,000	8,000,000		200,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%		0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number															1,728,264	2,522,848		1,728,264		1,728,264	2,522,848
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares															$ 2.29	$ 1.93		$ 2.29		$ 2.29	$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																9 years 3 days		9 years 164 days
Class of Warrant or Right Number of Warrants Vested and Exercisable															1,253,311	2,247,489		1,253,311		1,253,311	2,247,489
Allocated Share-based Compensation Expense, Total | $																$ 800,322	$ 7,908	$ 1,892,159	$ 165,271
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $															$ 1,139,172	$ 930,349		$ 1,139,172		$ 1,139,172	$ 930,349
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | $															$ 1,900,000
Vice President of Sales [Member]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.01					$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							50,000					40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.97					$ 3.75
Number of Equal Installments Options are Expected to Vest							4					6
Vice President of Sales and Marketing [Member]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					111,112
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 1.35
Number of Equal Installments Options are Expected to Vest					4
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 609.38	$ 609.38		$ 609.38		$ 609.38	$ 609.38
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																$ 596.25		$ 596.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																3.05%		2.40%	2.45%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																10 years		10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																$ 1.0044		$ 1.5489	$ 3.7195
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0	0		0		$ 0	$ 0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																$ 0.91		$ 1.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																2.33%		1.92%	1.46%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																5 years		5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																$ 0.4816		$ 0.6541	$ 1.6329
Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																10 years		10 years
Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																3 years		3 years
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								5,000,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01																	$ 0.01
Common Stock, Shares Authorized																							50,000,000
Subsequent Event [Member] | Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																							5,000,000
Helomics Holding Corp. [Member]
Convertible Preferred Stock Held, Conversion Feature, Percent				20.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,100,000
Helomics Holding Corp. [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				7,500,000
Helomics Holding Corp. [Member] | Subsequent Event [Member]
Convertible Preferred Stock Held, Conversion Feature, Percent	20.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares Held in Escrow	860,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares Held in Escrow, Period	1 year 180 days
Notes Payable, Total | $	$ 7,600,000
Percentage of Holders of Acquiree's Promissory Note Agreeing to Merger	75.00%
Business Acquisition, Warrant Exchange Ratio	0.6
Helomics Holding Corp. [Member] | Subsequent Event [Member] | Common Stock [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,500,000
Helomics Holding Corp. [Member]
Stock Issued During Period, Shares, New Issues								1,100,000
Share Exchange Agreement, Shares Received								2,500,000
Share Exchange Agreement, Convertible Notes Receivable | $																						$ 500,000
Share Exchange Agreement, Convertible Notes, Percent of Stock																						5.00%
Share Exchange Agreement, Potential Interest																						25.00%
Share Exchange Agreement, Number of Shares Held in Escrow																						1,100,000
Share Exchange Agreement, Contingent Revenue, Minimum | $								$ 8,000,000
Convertible Preferred Stock Held, Conversion Feature, Percent								20.00%
Helomics Holding Corp. [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues								1,100,000
Share Exchange Agreement, Shares Received								2,500,000
Share Exchange Agreement, Convertible Notes Receivable | $								$ 500,000
Share Exchange Agreement, Convertible Notes, Percent of Stock								5.00%														5.00%
Share Exchange Agreement, Potential Interest								25.00%
Share Exchange Agreement, Contingent Revenue, Minimum | $								$ 8,000,000
Convertible Preferred Stock Held, Conversion Feature, Percent								20.00%
Helomics Warrants Held by Investors [Member] | Subsequent Event [Member] | Helomics Holding Corp. [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	18,700,000
Helomics Warrants Held by Investors [Member] | Helomics Holding Corp. [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,000,000
Precision Warrants [Member] | Helomics Holding Corp. [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1
Business Acquisition, Warrant Issued or Issuable, Exercise Price | $ / shares	$ 1
Business Acquisition, Equity Interest Issued or Issuable from Exchange of Warrants	23,700,000
Class of Warrant or Right, Additional Number of Securities Called by Warrants or Rights	14,200,000
Helomics Warrants Held by Other Parties [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	597,000
Helomics Warrants Held by Other Parties [Member] | Subsequent Event [Member] | Helomics Holding Corp. [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	995,000
The 2018 Public Offering [Member]
Stock Issued During Period, Shares, New Issues														2,900,000
Share Price | $ / shares														$ 0.95
Proceeds from Issuance or Sale of Equity, Total | $														$ 2,755,000							$ 2,755,000
The 2018 Public Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues														2,900,000
Share Price | $ / shares														$ 0.95
Proceeds from Issuance or Sale of Equity, Total | $														$ 2,755,000
The 2018 Public Offering [Member] | Series E Warrants [Member]
Class of Warrant or Right, Issued per Unit														0.3
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 1
The 2018 Public Offering [Member] | Series E Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Issued per Unit														0.3
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 1
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues						215,247
Proceeds from Issuance or Sale of Equity, Total | $									$ 358,312											$ 358,312	$ 358,312
Sale of Stock, Underwriter Option Term														45 days
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase										175,000				290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase										35,000				87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase | $ / shares										$ 0.01				$ 0.001
Shares Issued, Price Per Share | $ / shares						$ 0.9497
Proceeds from Underwriter Shares Exercised, Net | $						$ 188,066
Stock Issued During Period, Underwriter Discount | $						$ 16,354
Underwriter Discount Percentage						8.00%
Over-Allotment Option [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues						215,247
Share Price | $ / shares						$ 0.9497
Sale of Stock, Underwriter Option Term														45 days
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase														290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase														87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase | $ / shares														$ 0.001
Proceeds from Underwriter Shares Exercised, Net | $						$ 188,066
Stock Issued During Period, Underwriter Discount | $						$ 16,354
Underwriter Discount Percentage						8.00%